Condensed Consolidated Balance Sheets - USD ($)	Nov. 30, 2019	Aug. 31, 2019
Current assets
Case	$ 49,000	$ 1,561,000
Accounts receivable	1,822,000	272,000
Unbilled accounts receivable	11,347,000	9,478,000
Deposit - workers' compensation	1,987,000	1,957,000
Prepaid expenses	371,000	519,000
Other current assets	164,000	244,000
Total current assets	15,740,000	14,031,000
Fixed assets, net	3,136,000	3,360,000
Deposits - workers' compensation	6,167,000	6,281,000
Deposits and other assets	124,000	124,000
Total assets	25,167,000	23,796,000
Current liabilities
Accounts payable and other current liabilities	5,911,000	4,911,000
Payroll related liabilities	17,469,000	16,412,000
Convertible notes, net	3,426,000	3,351,000
Accrued workers' compensation costs	1,987,000	1,957,000
Accrued Royalties	1,800,000	1,800,000
Derivative Liability	2,814,000	3,756,000
Total current liabilities	33,407,000	32,187,000
Non-current liabilities
Accrued workers' compensation costs	6,194,000	4,379,000
Convertible notes, net	778,000
Total liabilities	40,379,000	36,566,000
Commitments and contingencies
Stockholders' deficit
Preferred stock, 50,000,000 authorized shares; $0.0001 par value
Common stock, 750,000,000 authorized shares; $0.0001 par value; 907,047 shares issued as of November 30, 2019 and August 31, 2019
Additional paid-in capital	32,619,000	32,505,000
Treasury stock, at cost-13,953 shares as of November 30, 2019 and August 31, 2019	(325,000)	(325,000)
Accumulated deficit	(47,506,000)	(44,950,000)
Total stockholders' deficit	(15,212,000)	(12,770,000)
Total liabilities and stockholders' deficit	$ 25,167,000	$ 23,796,000